Derivatives and Concentration of Credit Risk - Concentration of Credit Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Maximum Potential Future Exposure On Credit Risk Derivatives Gross	$ 59
Maximum Potential Future Exposure On Credit Risk Derivatives Net	17
Accounts Receivable, Net	307	$ 168
Derivative, Fair Value, Amount Offset Against Collateral, Net	10
Other Products And Services [Member]
Concentration Risk [Line Items]
Accounts Receivable, Net	251	122
Other Ownership Interest [Member]
Concentration Risk [Line Items]
Accounts Receivable, Net	54	23
Other Receivables [Member]
Concentration Risk [Line Items]
Accounts Receivable, Net	$ 2	$ 23
NGL Energy Partners [Member] [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Crestwood [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%
Plains Marketing [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.00%
St. Paul Refining [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	13.00%
NGL Crude Logistics [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Delek Refining [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Marathon Petroleum [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			12.00%
Standard & Poor's
Concentration Risk [Line Items]
Debt Instrument, Credit Rating	BBB-
Moody's Investors Service
Concentration Risk [Line Items]
Debt Instrument, Credit Rating	Baa3